Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
Entity Central Index Key	0000924211
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000016333 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	Investor Class
Trading Symbol	TWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 285,200,120
Holdings Count | holding	986
Advisory Fees Paid, Amount	$ 852,295
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

C000016335 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	I Class
Trading Symbol	ACCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 285,200,120
Holdings Count | holding	986
Advisory Fees Paid, Amount	$ 852,295
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

C000016334 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	A Class
Trading Symbol	ACCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 285,200,120
Holdings Count | holding	986
Advisory Fees Paid, Amount	$ 852,295
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

C000016338 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	C Class
Trading Symbol	AACCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$88	1.70%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.70%
Net Assets	$ 285,200,120
Holdings Count | holding	986
Advisory Fees Paid, Amount	$ 852,295
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

C000016332 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R Class
Trading Symbol	AACRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
Net Assets	$ 285,200,120
Holdings Count | holding	986
Advisory Fees Paid, Amount	$ 852,295
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

C000189656 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R5 Class
Trading Symbol	AACGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 285,200,120
Holdings Count | holding	986
Advisory Fees Paid, Amount	$ 852,295
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

C000131621 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R6 Class
Trading Symbol	AACDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 285,200,120
Holdings Count | holding	986
Advisory Fees Paid, Amount	$ 852,295
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	41.7%
Common Stocks	18.2%
U.S. Treasury Securities	13.5%
Corporate Bonds	5.4%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	2.6%
Asset-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	7.8%
Other Assets and Liabilities	(1.2)%

C000016325 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	Investor Class
Trading Symbol	TWSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 777,601,702
Holdings Count | holding	997
Advisory Fees Paid, Amount	$ 2,217,191
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

C000016327 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	I Class
Trading Symbol	ASAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
Net Assets	$ 777,601,702
Holdings Count | holding	997
Advisory Fees Paid, Amount	$ 2,217,191
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

C000016326 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	A Class
Trading Symbol	ACOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 777,601,702
Holdings Count | holding	997
Advisory Fees Paid, Amount	$ 2,217,191
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

C000016330 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	C Class
Trading Symbol	ASTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$87	1.67%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.67%
Net Assets	$ 777,601,702
Holdings Count | holding	997
Advisory Fees Paid, Amount	$ 2,217,191
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

C000016331 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R Class
Trading Symbol	ASMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
Net Assets	$ 777,601,702
Holdings Count | holding	997
Advisory Fees Paid, Amount	$ 2,217,191
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

C000189655 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R5 Class
Trading Symbol	ASMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$25	0.47%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
Net Assets	$ 777,601,702
Holdings Count | holding	997
Advisory Fees Paid, Amount	$ 2,217,191
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

C000131620 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R6 Class
Trading Symbol	ASMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 777,601,702
Holdings Count | holding	997
Advisory Fees Paid, Amount	$ 2,217,191
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	50.1%
Common Stocks	24.5%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
Sovereign Governments and Agencies	3.2%
Corporate Bonds	3.2%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.4%
Municipal Securities	0.3%
Exchange-Traded Funds	0.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	6.6%
Other Assets and Liabilities	(2.1)%

C000016319 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	Investor Class
Trading Symbol	TWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 732,191,215
Holdings Count | holding	902
Advisory Fees Paid, Amount	$ 1,719,739
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%

C000016321 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	I Class
Trading Symbol	AAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
Net Assets	$ 732,191,215
Holdings Count | holding	902
Advisory Fees Paid, Amount	$ 1,719,739
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%

C000016320 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	A Class
Trading Symbol	ACVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 732,191,215
Holdings Count | holding	902
Advisory Fees Paid, Amount	$ 1,719,739
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%

C000016324 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	C Class
Trading Symbol	ASTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$85	1.61%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.61%
Net Assets	$ 732,191,215
Holdings Count | holding	902
Advisory Fees Paid, Amount	$ 1,719,739
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%

C000016318 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R Class
Trading Symbol	AAARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$59	1.11%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%
Net Assets	$ 732,191,215
Holdings Count | holding	902
Advisory Fees Paid, Amount	$ 1,719,739
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%

C000189654 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R5 Class
Trading Symbol	ASAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
Net Assets	$ 732,191,215
Holdings Count | holding	902
Advisory Fees Paid, Amount	$ 1,719,739
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%

C000131619 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R6 Class
Trading Symbol	AAAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 732,191,215
Holdings Count | holding	902
Advisory Fees Paid, Amount	$ 1,719,739
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	58.2%
Common Stocks	30.2%
Corporate Bonds	2.4%
U.S. Government Agency Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.0%
Sovereign Governments and Agencies	1.3%
Collateralized Mortgage Obligations	1.0%
Convertible Preferred Securities	0.6%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Preferred Securities	0.0%
Municipal Securities	0.0%
Rights	0.0%
Short-Term Investments	7.7%
Other Assets and Liabilities	(6.3)%